Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2024 Equity Incentive Plan
Amount Registered | shares	5,097,095
Proposed Maximum Offering Price per Unit	10.65
Maximum Aggregate Offering Price	$ 54,284,061.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,496.63
Offering Note	The amount registered represents 5,097,095 shares of Common Stock ("Common Stock") of Artiva Biotherapeutics, Inc. (the "Registrant") authorized for issuance under the 2024 Equity Incentive Plan (the "Incentive Plan") pursuant to an amendment to such plan that was approved by the Registrant's stockholders on September 8, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant's Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum offering price per share and maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act using the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on September 10, 2026.